Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Aug. 07, 2025	Dec. 31, 2024
Schedule of Convertible Notes Payable [Line Items]
Less: derivative liability fair value	$ (2,058,567)
debt discount and debt issuance costs	(279,000)
Fair value adjustment for Pre-delivery Shares related to the issuance of the convertible note	(485,565)
Convertible notes payable	476,868
Plus: amortization of discounts	164,495
Total convertible notes payable, net	641,363
August Two Thousand Twenty Five convertible Note Payable [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible note payable to an unrelated party-issued	1,100,000	$ 1,100,000
November Two Thousand Twenty Five [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible note payable to an unrelated party-issued	$ 2,200,000